GENERAL - Reclassification and Adjustment of Revenues for Cemetery Operations to Corresponding Presentation in Consolidated Statement of Operations (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Cemetery property	$ 303,628	$ 320,605	$ 331,137
Deferred selling and obtaining costs	113,611	114,944	113,644
Total assets	1,588,419	1,719,368	1,670,381
Liabilities
Deferred revenues	867,407	949,375	919,606
Total liabilities	$ 1,681,531	$ 1,821,858	1,680,999
Members' Equity
Members' equity			(10,618)
Previously Reported
Assets
Cemetery property			330,841
Deferred selling and obtaining costs			112,660
Total assets			1,669,101
Liabilities
Deferred revenues			914,286
Total liabilities			1,675,679
Members' Equity
Members' equity			(6,578)
Restatement Adjustments
Assets
Cemetery property			296
Deferred selling and obtaining costs			984
Total assets			1,280
Liabilities
Deferred revenues			5,320
Total liabilities			5,320
Members' Equity
Members' equity			$ (4,040)